Notes Payable to Related Party, net of debt issuance costs (Details Narrative) - Prior Note [Member] - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 30, 2022	Apr. 30, 2023	Sep. 30, 2023	Sep. 30, 2023
Debt Instrument [Line Items]
Debt face amount	$ 2,200,000
Original issue discount	$ 200,000
Warrants issued, shares	300,000
Warrants issued, value	$ 361,878
New Note [Member]
Debt Instrument [Line Items]
Debt face amount		$ 825,000
Original issue discount		$ 75,000
Warrants issued, shares		325,000
Debt face amount			$ 825,000	$ 825,000
Interest expense, debt			$ 401,441	$ 401,441